Lease Liabilities (Details) - Schedule of Lease Liabilities at the End of the Reporting Period - Lease liabilities [Member]	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Lease Liabilities at the End of the Reporting Period [Line Items]
Depreciation of right-of-use asset	RM 424,837	$ 92,571	RM 238,048
Interest expense on lease liabilities	30,288	6,601	24,768
Lease expense not capitalised in lease liabilities:
- Expense relating to short-term lease	232,081	50,570	257,243
Total amount recognised in profit or loss	RM 687,206	$ 149,742	RM 520,059